Label	Element	Value
PFI Prospectus | Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR DIVERSIFIED INCOME FUND
Strategy [Heading]	rr_StrategyHeading	Delete the Principal Investment Strategies section, and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as “junk” bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC (“PGI,” the Fund’s investment advisor), determines the Fund's strategic asset allocation among the general investment categories listed below, which are executed by PGI and multiple sub-advisors. Those selecting investments for the Fund seek to provide yield by focusing on securities that offer the best potential for yield, taking risk into consideration, within their respective investment categories. Some strategies use active management, others use passive (index) or enhanced index strategies, and some use a combination of active and passive strategies. PGI has considerable latitude in allocating the Fund's assets. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. “High yield” securities are below investment grade securities (sometimes called “junk”) which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services and utility industries.
•Diversified portfolio of fixed income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Securitized products such as asset-backed securities and mortgage-based securities, including commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Principal Risks section, delete the Equity Securities Risk, including Smaller Companies Risk and Value Style Risk, Real Estate Investment Trusts (“REITs”) Risk, and the Real Estate Securities Risk.
PFI Prospectus | Diversified Income Fund | Global Diversified Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
PFI Prospectus | Diversified Income Fund | Global Diversified Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
PFI Prospectus | Diversified Income Fund | Global Diversified Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDIX
PFI Prospectus | Diversified Income Fund | Global Diversified Income Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBLX
PFI Prospectus | SmallCap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR SMALLCAP VALUE FUND II
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVAX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMJX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPVIX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCPTX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJARX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTWX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLARX
PFI Prospectus | SmallCap Value Fund II | SmallCap Value Fund II, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMVX
PFI Prospectus | California Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	California Municipal
PFI Prospectus | California Municipal Fund | California Municipal Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
PFI Prospectus | California Municipal Fund | California Municipal Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX
PFI Prospectus | California Municipal Fund | California Municipal Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMFX
PFI Prospectus | Core Fixed Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Fixed Income
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPIX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMCX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOJX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOIX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOMX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOOX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOPX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOQX
PFI Prospectus | Core Fixed Income Fund [Member] | Core Fixed Income Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICNX
PFI Prospectus | Core Plus Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Bond
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSIX
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBOMX
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMMX
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMSX
PFI Prospectus | Core Plus Bond Fund [Member] | Core Plus Bond Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMPX
PFI Prospectus | Diversified International Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified International
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNCX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIIX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVIX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINRX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINLX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINPX
PFI Prospectus | Diversified International Fund [Member] | Diversified International Fund, Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIFX
PFI Prospectus | Equity Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIAX
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEUCX
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIIX
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEMX
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIOX
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIPX
PFI Prospectus | Equity Income Fund [Member] | Equity Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIQX
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Finisterre Emerging Markets Total Return Bond
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Emerging Markets Total Return Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUEX
PFI Prospectus | Finisterre Emerging Markets Total Return Bond Fund [Member] | Finisterre Emerging Markets Total Return Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFUMX
PFI Prospectus | Global Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Real Estate Securities
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSCX
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSIX
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRKX
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRVX
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRUX
PFI Prospectus | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRSX
PFI Prospectus | Government & High Quality Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government & High Quality Bond
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRIX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGRX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCMX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRDX
PFI Prospectus | Government & High Quality Bond Fund [Member] | Government & High Quality Bond Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMREX
PFI Prospectus | Government Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Money Market
PFI Prospectus | Government Money Market Fund [Member] | Government Money Market Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGVXX
PFI Prospectus | High Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Income
PFI Prospectus | High Income Fund [Member] | High Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHIX
PFI Prospectus | High Yield Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPHYX
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCHIX
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYTX
PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHYFX
PFI Prospectus | Inflation Protection Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protection
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITAX
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPJX
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPIX
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PISPX
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFPX
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFSX
PFI Prospectus | Inflation Protection Fund [Member] | Inflation Protection Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBPPX
PFI Prospectus | International Emerging Markets Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Emerging Markets
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMKCX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEJX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEIX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIXEX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAPX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESSX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEPSX
PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIMX
PFI Prospectus | International Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International I
PFI Prospectus | International Fund I [Member] | International Fund I, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFAFX
PFI Prospectus | International Fund I [Member] | International Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINIX
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPISX
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRPPX
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUPPX
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTPPX
PFI Prospectus | International Fund I [Member] | International Fund I, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIDX
PFI Prospectus | LargeCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Growth I
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGAX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGJX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGIX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCRSX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUMX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUSX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPUPX
PFI Prospectus | LargeCap Growth Fund I [Member] | LargeCap Growth Fund I, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCGX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap S&P 500 Index
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSAX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLICX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPJX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFIX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLPIX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFMX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFSX
PFI Prospectus | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFPX
PFI Prospectus | LargeCap Value Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LargeCap Value III
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVJX
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVIX
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PESAX
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSFX
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSSX
PFI Prospectus | LargeCap Value Fund III [Member] | LargeCap Value Fund III, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPSRX
PFI Prospectus | MidCap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBJX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBIX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSBX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBMX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBSX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBPX
PFI Prospectus | MidCap Fund [Member] | MidCap Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAQX
PFI Prospectus | MidCap Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Growth
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGJX
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGWIX
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSGX
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFPPX
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPPX
PFI Prospectus | MidCap Growth Fund [Member] | MidCap Growth Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHPPX
PFI Prospectus | MidCap Growth Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Growth III
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQJX
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPIMX
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHASX
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQMX
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQSX
PFI Prospectus | MidCap Growth Fund III [Member] | MidCap Growth Fund III, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQPX
PFI Prospectus | MidCap S&P 400 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap S&P 400 Index
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFJX
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSIX
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSSX
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFMX
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFSX
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFPX
PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMAPX
PFI Prospectus | MidCap Value Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MidCap Value I
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMVX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEJX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVMIX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLASX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMPRX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABWX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABVX
PFI Prospectus | MidCap Value Fund I [Member] | MidCap Value Fund I , Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCMSX
PFI Prospectus | Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market
PFI Prospectus | Money Market Fund [Member] | Money Market Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSXX
PFI Prospectus | Money Market Fund [Member] | Money Market Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJXX
PFI Prospectus | Overseas Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Overseas
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINZX
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINQX
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINTX
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINUX
PFI Prospectus | Overseas Fund [Member] | Overseas Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PINGX
PFI Prospectus | Principal Capital Appreciation Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Capital Appreciation
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNWX
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNCX
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCIX
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAMX
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAOX
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAPX
PFI Prospectus | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCAQX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Strategic Income
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSIX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLAIX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSMX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSSX
PFI Prospectus | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSPX
PFI Prospectus | Principal LifeTime 2010 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2010
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTTIX
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVASX
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAMX
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTASX
PFI Prospectus | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAPX
PFI Prospectus | Principal LifeTime 2015 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2015
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTINX
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSGX
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAPX
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSLX
PFI Prospectus | Principal LifeTime 2015 Fund [Member] | Principal LifeTime 2015 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPFX
PFI Prospectus | Principal LifeTime 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2020
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWIX
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWASX
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBMX
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBSX
PFI Prospectus | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBPX
PFI Prospectus | Principal LifeTime 2025 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2025
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSTX
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSNX
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTVPX
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTEEX
PFI Prospectus | Principal LifeTime 2025 Fund [Member] | Principal LifeTime 2025 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPDX
PFI Prospectus | Principal LifeTime 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2030
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMTIX
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXASX
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-3, [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCMX
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCSX
PFI Prospectus | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCPX
PFI Prospectus | Principal LifeTime 2035 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2035
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTIUX
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTANX
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTAOX
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTSEX
PFI Prospectus | Principal LifeTime 2035 Fund [Member] | Principal LifeTime 2035 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTPEX
PFI Prospectus | Principal LifeTime 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2040
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDIX
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYASX
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDMX
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDSX
PFI Prospectus | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDPX
PFI Prospectus | Principal LifeTime 2045 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2045
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRIX
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRGX
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRVX
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRLX
PFI Prospectus | Principal LifeTime 2045 Fund [Member] | Principal LifeTime 2045 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTRDX
PFI Prospectus | Principal LifeTime 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2050
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLIX
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZASX
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTERX
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTESX
PFI Prospectus | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEFX
PFI Prospectus | Principal LifeTime 2055 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2055
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFIX
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFGX
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFDX
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFLX
PFI Prospectus | Principal LifeTime 2055 Fund [Member] | Principal LifeTime 2055 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTFPX
PFI Prospectus | Principal LifeTime 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2060
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTAX
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTZX
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTRX
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTCX
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTMX
PFI Prospectus | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTOX
PFI Prospectus | Principal LifeTime 2065 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime 2065
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJIX
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJAX
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJCX
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJDX
PFI Prospectus | Principal LifeTime 2065 Fund [Member] | Principal LifeTime 2065 Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJEX
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid Income
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJFX
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTFX
PFI Prospectus | Principal LifeTime Hybrid Income Fund [Member] | Principal LifeTime Hybrid Income Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTYX
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2015
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJMX
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTMX
PFI Prospectus | Principal LifeTime Hybrid 2015 Fund [Member] | Principal LifeTime Hybrid 2015 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRRX
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2020
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJTX
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTTX
PFI Prospectus | Principal LifeTime Hybrid 2020 Fund [Member] | Principal LifeTime Hybrid 2020 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTTX
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2025
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJQX
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTQX
PFI Prospectus | Principal LifeTime Hybrid 2025 Fund [Member] | Principal LifeTime Hybrid 2025 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFTX
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2030
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJNX
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTNX
PFI Prospectus | Principal LifeTime Hybrid 2030 Fund [Member] | Principal LifeTime Hybrid 2030 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLZTX
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2035
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJJX
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTJX
PFI Prospectus | Principal LifeTime Hybrid 2035 Fund [Member] | Principal LifeTime Hybrid 2035 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLRTX
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2040
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJEX
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTQX
PFI Prospectus | Principal LifeTime Hybrid 2040 Fund [Member] | Principal LifeTime Hybrid 2040 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLMTX
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2045
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJYX
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTYX
PFI Prospectus | Principal LifeTime Hybrid 2045 Fund [Member] | Principal LifeTime Hybrid 2045 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLNTX
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2050
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJUX
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHTUX
PFI Prospectus | Principal LifeTime Hybrid 2050 Fund [Member] | Principal LifeTime Hybrid 2050 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLJTX
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2055
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJBX
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTNX
PFI Prospectus | Principal LifeTime Hybrid 2055 Fund [Member] | Principal LifeTime Hybrid 2055 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHTX
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2060
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJGX
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTHX
PFI Prospectus | Principal LifeTime Hybrid 2060 Fund [Member] | Principal LifeTime Hybrid 2060 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLKTX
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Principal LifeTime Hybrid 2065
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHJDX
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHHX
PFI Prospectus | Principal LifeTime Hybrid 2065 Fund [Member] | Principal LifeTime Hybrid 2065 Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLHRX
PFI Prospectus | Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Securities
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRAX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCEX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREJX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIREX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAEX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRERX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRETX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREPX
PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFRSX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM Balanced
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBIX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBGX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAPX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBLX
PFI Prospectus | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBFX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM Conservative Balanced
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCIX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSSX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBPX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBLX
PFI Prospectus | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBFX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM Conservative Growth
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWIX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGGX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGPX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWSX
PFI Prospectus | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWPX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM Flexible Income
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFIX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIGX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIPX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFILX
PFI Prospectus | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIFX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SAM Strategic Growth
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWJX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWIX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGGX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGPX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGLX
PFI Prospectus | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSGFX
PFI Prospectus | Short-Term Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Income
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJIX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSHIX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIMX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIOX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIPX
PFI Prospectus | Short-Term Income Fund [Member] | Short-Term Income Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIQX
PFI Prospectus | SmallCap Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSLIX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSABX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBMX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBSX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBPX
PFI Prospectus | SmallCap Fund [Member] | SmallCap Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMLX
PFI Prospectus | SmallCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap Growth I
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRTX
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNASX
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNMX
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNSX
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPNPX
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth Fund I, Class R-6 Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSMX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SmallCap S&P 600 Index
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSJX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSIX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-1 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAPX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-3 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSMX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-4 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSSX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-5 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSPX
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class R-6 [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPIX
PFI Prospectus | Tax-Exempt Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt Bond
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITEX